Income Taxes	9 Months Ended
Sep. 23, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
The components of United States and foreign income from operations before income taxes were as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
United States	$37,710	$15,064	$(11,649)
Foreign	(1,764)	(583)	(1,401)
Total income before income taxes	$35,946	$14,481	$(13,050)

The provision for income taxes is as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Current provision
Federal	$17,620	$11,796	$3,257
State	2,820	2,476	749
Foreign	729	105	105
Total current provision	21,169	14,377	4,111
Deferred
Federal	2,754	—	(991)
State	(4,433)	—	(142)
Foreign	(136)	—	—
Total deferred provision	(1,815)	—	(1,133)
Total provision for income taxes	$19,354	$14,377	$2,978

The differences between income taxes based on the statutory U.S. federal income tax rate of 35% and the Company’s effective income tax rate are provided in the following reconciliation:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Statutory federal income tax	$12,580	$5,069	$(4,567)
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	8,000	7,272	6,612
State and local net of federal benefit	(1,049)	1,629	382
Other	(177)	407	551
Total provision for income taxes	$19,354	$14,377	$2,978

The major components of deferred income taxes were as follows:

	At December 31,
	2011	2010
	(In thousands)
Deferred tax assets
Net operating loss—foreign	$2,843	$596
Warranty reserves	2,341	2,487
Rent expense	1,781	1,433
Other comprehensive income	631	—
Inventory reserves	400	496
Other	284	362
Depreciation	292	1,708
Accrued expense	228	158
Allowance for doubtful accounts	193	148
Valuation allowance	(2,843)	(596)
Total deferred tax assets, net	6,150	6,792
Deferred tax liabilities
Intangibles	(49,463)	(52,597)
Depreciation	(46)	—
Total deferred tax liabilities, net	(49,509)	(52,597)
Total deferred tax balance	$(43,359)	$(45,805)
Amounts included in the consolidated balance sheet:
Deferred tax assets, current	$2,218	$2,820
Deferred tax asset, noncurrent	2,046	550
Deferred tax liabilities	(47,623)	(49,175)
Total	$(43,359)	$(45,805)

Approximately $49,273,000 and $52,331,000 of deferred taxes were recognized as of December 31, 2011 and 2010, respectively, to reflect the potential future tax liability relating to the $131,500,000 of identifiable intangible assets arising out of the purchase price valuation adjustment in 2004. Approximately $631,000 of deferred tax assets as of December 31, 2011 related to unrealized gains recorded in other comprehensive income.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.
Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, with the exception of foreign net operating losses.
At December 31, 2011 and 2010, there were approximately $9,884,000 and $6,558,000 of gross foreign net operating loss carryforwards. The majority of these net operating loss carryforwards have an unlimited carryforward period. A valuation allowance of $2,843,000 and $596,000 was recorded at December 31, 2011 and 2010, respectively, related to the foreign net operating losses. It is anticipated that these will not be utilized due to continuing losses in these jurisdictions.
The Company considered positive evidence for the realization of its deferred tax assets based on a history of positive earnings for the past 5 years and projections of future taxable income.
The Company has elected to treat all of its foreign subsidiaries as disregarded entities for U.S. income tax purposes. Accordingly, the taxable income of the Company’s foreign subsidiaries is taxed currently in the U.S. and no deferred tax liability exists in regard to the unrepatriated earnings of the subsidiaries.
The Company applies the FASB’s provisions for uncertain tax positions. The Company utilizes the two step process to determine the amount of recognized tax benefit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties associated with certain tax positions as a component of income tax expense.
The Federal tax returns were audited for the years 2008 and 2009 which resulted in minimal adjustments. For years prior to 2008 the federal statute of limitations is closed. The New Jersey tax returns were audited for the years 2003 - 2006 with no income tax adjustments. The Minnesota tax returns were audited for the years 2006 – 2008 which resulted in minimal adjustments. Most of the remaining states remain open to examination for a period of 3 to 4 years from date of filing. The Company files tax returns in all of the foreign jurisdictions that it has a permanent establishment and the tax filings remain subject to examination for 4 to 5 years.
The Company recognizes interest and penalties associated with uncertain tax positions as a component of income tax expense. The Company had approximately $174,000 and $133,000 for the payment of interest and penalties accrued at December 31, 2011 and 2010, respectively. The total liability for unrecognized tax benefit, inclusive of interest and penalties at December 31, 2011 and 2010 amounted to approximately $832,000 and $347,000, respectively. The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate at December 31, 2011 and 2010 were $605,000 and $214,000, respectively.
The Company does not expect that there will be a material impact on the amounts of unrecognized tax benefits in the next 12 months.
The following table indicates the changes to the Company’s uncertain tax positions for the period and years ended December 31, 2011 and 2010.

	For the Years Ended December 31,
	2011	2010
	(In thousands)
Balance, beginning of year	$214	$180
Additions based on tax positions related to the current year	187	34
Additions based on tax positions related to prior years	291	—
Settlements	(34)	—
Balance, end of year	$658	$214

As of December 31, 2011, $53,000 and $605,000 of the above amount was included in income taxes payable and other long-term liabilities, respectively, in the Consolidated Balance Sheets. As of December 31, 2010, $214,000 was included in other long-term liabilities in the Consolidated Balance Sheets.
INCOME TAXES
Income tax expense in 2012 is recognized based on the Company’s estimated annual effective tax rate which is based upon the tax rate expected for the full calendar year applied to the pre-tax income of the interim period. The Company’s consolidated effective tax rate in respect of continuing operations for the three and nine months ended September 23, 2012 was 40.5% and 42.2%, respectively, and 73.9% and 77.2% for the three and nine months ended September 25, 2011, respectively.